Shareholders' Deficit - Additional Information (Detail) - $ / shares	Apr. 13, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 25, 2021	Mar. 22, 2021	Feb. 12, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized		165,000,000	165,000,000				165,000,000
Common stock, par value		$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares issued		8,039,777	7,965,857				7,200,243
Common stock, shares outstanding		8,039,777	7,965,857				7,200,243
Temporary equity shares outstanding		97,611,343	97,611,343				97,611,343
Founder
Class of Stock [Line Items]
Founder shares were no longer subject to forfeiture	1,312,500
Virgin Group Acquisition Corp. II [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Virgin Group Acquisition Corp. II [Member] | Class A Ordinary Shares
Class of Stock [Line Items]
Common stock, par value				$ 0.0001
Virgin Group Acquisition Corp. II [Member] | Class A Ordinary Shares | Common Stock
Class of Stock [Line Items]
Common stock, shares authorized		200,000,000	200,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		0	0
Common stock, shares outstanding		0	0
Temporary equity shares outstanding		40,250,000	40,250,000
Virgin Group Acquisition Corp. II [Member] | Class A Ordinary Shares | Founder
Class of Stock [Line Items]
Percentage of common stock issued and outstanding		20.00%	20.00%
Virgin Group Acquisition Corp. II [Member] | Class B Ordinary Shares
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		10,062,500	10,062,500
Common stock, shares outstanding		10,062,500	10,062,500
Percentage holding of common stock eligible for voting of directors		50.00%	50.00%
Percentage votes in terms of stock holding to approve voting rights of shares of another class		90.00%	90.00%
Virgin Group Acquisition Corp. II [Member] | Class B Ordinary Shares | Common Stock
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		10,062,500	10,062,500
Common stock, shares outstanding		10,062,500	10,062,500
Virgin Group Acquisition Corp. II [Member] | Class B Ordinary Shares | Founder
Class of Stock [Line Items]
Common stock, shares outstanding					10,062,500	9,487,500
Percentage of common stock issued and outstanding		20.00%	20.00%